Employee Benefit Expenses	12 Months Ended
Dec. 31, 2019
Employee benefit expenses [abstract]
Employee benefit expenses
12	Employee benefit expenses

	2017 RMB’000	2018 RMB’000	2019 RMB’000
Wages and salaries	1,769,535	1,814,991	1,931,121
Social welfare costs	622,854	712,556	782,789
Others	349,331	374,029	433,462
Share-based payments granted to directors and employees (Note 28, 29)	11,276	(13,004)	-

Total employee benefit expense	2,752,996	2,888,572	3,147,372

(i)	Five highest paid individuals

For the years ended 31 December 2017, 2018 and 2019, all 5 individuals with the highest emoluments are directors and supervisors whose emoluments are disclosed in Note 36(i).